RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Recently issued accounting standards	RECENTLY ISSUED ACCOUNTING STANDARDS
Adoption of new accounting standards:
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The guidance expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly reviewed by the CODM and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. The guidance also allows, in addition to the measure that is most consistent with U.S. GAAP, the disclosure of additional measures of segment profit or loss that are used by the CODM in assessing segment performance and deciding how to allocate resources. The adoption of ASU 2023-07 had no material impact on our consolidated financial statements
Accounting pronouncements that have been issued but not adopted:
The Company has reviewed all recently issued accounting pronouncements and has not identified any other new or amended standards that would have a material impact on the Company's current accounting policies.